Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in property, plant and equipment

	Furniture and fixtures	Computer equipment	Leasehold improvements	Production equipment	Total
Cost
Balance, December 31, 2019	$119,730	$115,140	$84,385	$-	$319,255
Mergers and Acquisitions (Note 5)	61,585	70,026	4,224	47,251	183,086
Additions	4,871	2,388	-	-	7,259
Effect of movement in exchange rates	(3,092)	(3,677)	(1,402)	(1,317)	(9,488)
Balance, December 31, 2020	$183,094	$183,877	$87,207	$45,934	$500,112
Mergers and Acquisitions (Note 5)	3,717	4,856	-	-	8,573
Additions	-	3,398	-	-	3,398
Effect of movement in exchange rates	(566)	(1,038)	(288)	(195)	(2,087)
Balance, December 31, 2021	$186,245	$191,093	$86,919	$45,739	$509,996

Accumulated depreciation
Balance, December 31, 2019	$5,484	$12,231	$3,228	$-	$20,943
Depreciation	29,442	69,126	22,237	8,020	128,825
Effect of movement in exchange rates	(841)	(2,509)	(907)	(249)	(4,506)
Balance, December 31, 2020	$34,085	$78,848	$24,558	$7,771	$145,262
Depreciation	33,712	52,812	17,053	12,808	116,385
Effect of movement in exchange rates	148	32	68	113	361
Balance, December 31, 2021	$67,945	$131,692	$41,679	$20,692	$262,008

Net book value
Balance, December 31, 2020	$149,009	$105,029	$62,649	$38,163	$354,850
Balance, December 31, 2021	$118,300	$59,401	$45,240	$25,047	$247,988